Annual Total Returns [BarChart] - BrandywineGLOBAL - Global Opportunities Bond Fund - Class IS	May 01, 2021
Bar Chart Table:
Annual Return 2011	7.79%
Annual Return 2012	13.22%
Annual Return 2013	(3.92%)
Annual Return 2014	6.26%
Annual Return 2015	(8.50%)
Annual Return 2016	5.02%
Annual Return 2017	12.83%
Annual Return 2018	(4.90%)
Annual Return 2019	9.21%
Annual Return 2020	12.66%